Item 1. Schedule of Investments:

Putnam OTC & Emerging Growth
Fund

The fund's portfolio
10/31/05 (Unaudited)

COMMON STOCKS (98.8%)(a)

	Shares	Value
Aerospace and Defense (2.0%)
DRS Technologies, Inc.	248,300	$12,231,258
L-3 Communications Holdings, Inc.	134,500	10,466,790
		22,698,048

Airlines (0.8%)
SkyWest, Inc.	301,300	8,831,103

Automotive (0.8%)
Oshkosh Truck Corp.	209,600	9,130,176

Banking (2.8%)
Commerce Bancorp, Inc.	339,198	10,335,363
Corus Bankshares, Inc.	144,600	7,938,540
Texas Regional Bancshares, Inc.	183,300	5,376,189
Westcorp	114,900	7,239,849
		30,889,941

Biotechnology (3.4%)
Amylin Pharmaceuticals, Inc. (NON)	270,900	9,102,240
Cubist Pharmaceuticals, Inc. (NON)	294,116	5,944,084
Invitrogen Corp. (NON)	111,400	7,083,926
MedImmune, Inc. (NON)	461,100	16,129,278
		38,259,528

Building Materials (0.9%)
Building Material Holding Corp.	121,200	10,303,212

Coal (2.0%)
CONSOL Energy, Inc.	151,800	9,244,620
Peabody Energy Corp.	168,300	13,154,328
		22,398,948

Commercial and Consumer Services (3.3%)
ARAMARK Corp. Class B	235,300	5,981,326
Consolidated Graphics, Inc. (NON)	117,700	4,589,123
Global Cash Access, Inc. (NON)	68,920	966,258
John H. Harland Co.	135,800	5,647,922
Walter Industries, Inc.	244,600	11,170,882
West Corp. (NON)	196,600	7,755,870
		36,111,381

Communications Equipment (0.4%)
Comtech Telecommunications Corp. (NON)	103,007	3,951,349

Computers (3.6%)
Emulex Corp. (NON)	571,800	10,584,018
Intergraph Corp. (NON)	211,000	10,208,180
Logitech International SA ADR (Switzerland) (NON)	201,200	7,718,032
NCR Corp. (NON)	189,100	5,714,602
VeriFone Holdings, Inc. (NON)	236,180	5,479,376
		39,704,208

Consumer Goods (1.5%)
Chattem, Inc. (NON)	176,500	5,824,500
Tupperware Corp.	456,900	10,476,717
		16,301,217

Consumer Services (2.5%)
Interline Brands, Inc. (NON)	287,300	5,610,969
Labor Ready, Inc. (NON)	604,500	14,115,075
Talx Corp.	191,000	7,550,230
		27,276,274

Electrical Equipment (1.6%)
WESCO International, Inc. (NON)	454,600	18,070,350

Electronics (2.6%)
Amphenol Corp. Class A	150,200	6,003,494
Atmel Corp. (NON)	2,300,300	5,658,738
CiDRA Corp. (acquired 1/28/04, cost $816) (Private) (RES)(NON)(F)	229,701	230
Freescale Semiconductor, Inc. Class A (NON)	462,800	10,963,732
MEMC Electronic Materials, Inc. (NON)	330,700	5,932,758
		28,558,952

Energy (6.5%)
CAL Dive International, Inc. (NON)	142,500	8,769,450
Cooper Cameron Corp. (NON)	163,600	12,062,228
Hercules Offshore, Inc. (NON)	86,308	1,878,925
Patterson-UTI Energy, Inc.	243,900	8,324,307
Pride International, Inc. (NON)	496,700	13,942,369
Rowan Cos., Inc.	260,000	8,577,400
Unit Corp. (NON)	181,900	9,531,560
Veritas DGC, Inc. (NON)	275,100	8,860,971
		71,947,210

Environmental (--%)
Clean Harbors, Inc. (NON)	1,588	53,198

Financial (0.7%)
Asset Acceptance Capital Corp. (NON)	314,200	8,323,158

Forest Products and Packaging (0.9%)
Crown Holdings, Inc. (NON)	588,300	9,542,226

Gaming & Lottery (1.7%)
Ameristar Casinos, Inc.	282,900	6,034,257
GTECH Holdings Corp.	401,800	12,793,312
		18,827,569

Health Care Services (6.8%)
Cerner Corp. (NON)	134,900	11,392,305
Coventry Health Care, Inc. (NON)	130,500	7,045,695
Henry Schein, Inc. (NON)	131,900	5,228,516
LifePoint Hospitals, Inc. (NON)	190,200	7,436,820
Lincare Holdings, Inc. (NON)	282,300	11,531,955
Pediatrix Medical Group, Inc. (NON)	159,300	12,275,658
Sierra Health Services, Inc. (NON)	168,300	12,622,500
United Surgical Partners International, Inc. (NON)	213,800	7,664,730
		75,198,179

Homebuilding (0.9%)
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	189,500	5,664,155
Lennar Corp.	76,300	4,240,754
		9,904,909

Household Furniture and Appliances (0.6%)
Conn's, Inc. (NON)	242,600	7,100,902

Insurance (2.0%)
AmerUs Group Co.	103,000	6,089,360
Safety Insurance Group, Inc.	130,100	4,893,061
W.R. Berkley Corp.	265,300	11,593,610
		22,576,031

Investment Banking/Brokerage (1.7%)
Calamos Asset Management, Inc. Class A	271,200	6,587,448
Nuveen Investments, Inc. Class A	313,291	12,678,887
		19,266,335

Leisure (0.6%)
Brunswick Corp.	175,500	6,691,815

Lodging/Tourism (0.7%)
Choice Hotels International, Inc.	236,200	7,815,858

Machinery (2.7%)
Cummins, Inc.	101,300	8,647,981
JLG Industries, Inc.	294,900	11,312,364
Timken Co.	366,400	10,391,104
		30,351,449

Medical Technology (8.8%)

American Medical Systems Holdings, Inc. (NON)	338,000	5,526,300
Bausch & Lomb, Inc.	143,900	10,675,941
Charles River Laboratories International, Inc. (NON)	193,100	8,450,056
Dade Behring Holdings, Inc.	326,800	11,768,068
Diagnostic Products Corp.	106,900	4,500,490
DJ Orthopedics, Inc. (NON)	192,300	5,592,084
Illumina, Inc. - escrow (acquired 6/7/05, cost $5,523) (Private) (RES)
(NON) (F)	2,400	9,342
Kinetic Concepts, Inc. (NON)	181,300	6,508,670
Mentor Corp.	157,000	7,065,000
Respironics, Inc. (NON)	146,400	5,251,368
Sybron Dental Specialties, Inc. (NON)	255,800	10,973,820
Symmetry Medical, Inc. (NON)	223,100	4,939,434
Varian Medical Systems, Inc. (NON)	363,100	16,542,836

		97,803,409

Metal Fabricators (0.8%)

Mueller Industries, Inc.	338,700	9,327,798

Metals (1.9%)

Freeport-McMoRan Copper & Gold, Inc. Class B	270,800	13,382,936
Steel Dynamics, Inc.	252,400	7,816,828

		21,199,764

Office Equipment & Supplies (0.5%)

Reynolds and Reynolds Co. (The) Class A	223,200	5,923,728

Oil & Gas (3.2%)

Bronco Drilling Co., Inc. (NON)	88,810	2,152,754
Giant Industries, Inc. (NON)	147,130	8,414,365
Newfield Exploration Co. (NON)	191,800	8,694,294
Noble Energy, Inc.	283,700	11,362,185
Universal Compression Holdings, Inc. (NON)	149,000	5,311,850

		35,935,448

Pharmaceuticals (4.5%)

Barr Pharmaceuticals, Inc. (NON)	205,900	11,828,955
Cephalon, Inc. (NON)	212,100	9,669,639
Endo Pharmaceuticals Holdings, Inc. (NON)	265,500	7,147,260
Hospira, Inc. (NON)	326,100	12,995,085
Salix Pharmaceuticals, Ltd. (NON)	140,100	2,513,394
Watson Pharmaceuticals, Inc. (NON)	155,600	5,377,536

		49,531,869

Publishing (1.4%)

R. H. Donnelley Corp. (NON)	259,900	16,043,627

Real Estate (0.5%)

CB Richard Ellis Group, Inc. Class A (NON)	118,400	5,783,840

Restaurants (1.8%)

Domino's Pizza, Inc.	376,800	9,013,056
Red Robin Gourmet Burgers, Inc. (NON)	224,600	10,832,458

		19,845,514

Retail (5.2%)

Advance Auto Parts, Inc. (NON)	299,850	11,244,375
Aeropostale, Inc. (NON)	370,000	7,229,800
American Eagle Outfitters, Inc.	187,800	4,422,690
Great Atlantic & Pacific Tea Co. (NON)	331,000	9,297,790
Michaels Stores, Inc.	237,700	7,863,116
New York & Company, Inc. (NON)	373,200	5,038,200
Pacific Sunwear of California, Inc. (NON)	261,900	6,552,738
Stein Mart, Inc.	352,300	6,464,705

		58,113,414

Schools (1.0%)

Career Education Corp. (NON)	314,600	11,196,614
UNEXT.com, LLC (acquired 4/14/00, cost $10,451,238) (Private)
(RES)(NON)(F)	125,000	1,250

		11,197,864

Semiconductor (1.9%)

Brooks Automation, Inc. (NON)	485,600	5,686,376
Lam Research Corp. (NON)	441,200	14,886,088
NeoPhotonics Corp. (acquired 10/05/04, cost $425) (Private)
(RES)(NON)(F)	472	5

		20,572,469

Shipping (0.7%)

American Commercial Lines, Inc. (NON)	8,517	239,498
J. B. Hunt Transport Services, Inc.	368,700	7,156,467

		7,395,965

Software (4.6%)

Amdocs, Ltd. (Guernsey) (NON)	255,200	6,755,144
Blackboard, Inc. (NON)	379,200	10,655,520
Cadence Design Systems, Inc. (NON)	432,900	6,917,742
Epicor Software Corp. (NON)	439,000	5,390,920
FileNET Corp. (NON)	190,800	5,371,020
MarketSoft Software Corp. (acquired 8/12/04, cost $2,446) (Private)
(RES)(NON)(F)	42,985	4
Parametric Technology Corp. (NON)	1,079,500	7,027,545
Progress Software Corp. (NON)	292,900	9,120,906

		51,238,801

Specialty Printing (0.2%)

VistaPrint, Ltd. (Bermuda) (NON)	136,200	2,305,866

Technology Services (5.7%)

Anteon International Corp. (NON)	194,500	8,791,400
CSG Systems International, Inc. (NON)	465,300	10,939,203
Digital River, Inc. (NON)	164,700	4,613,247
Fair Isaac Corp.	269,000	11,233,440
Fiserv, Inc. (NON)	201,600	8,805,888
Global Payments, Inc.	291,800	12,503,630
Transaction Systems Architects, Inc. (NON)	237,900	6,425,679

		63,312,487

Textiles (1.6%)

K-Swiss, Inc. Class A	304,000	9,256,800
Phillips-Van Heusen Corp.	281,800	8,017,210

		17,274,010

Transportation (0.5%)

Hornbeck Offshore Services, Inc. (NON)	159,300	5,131,051

Total common stocks (cost $1,033,496,699)		$1,098,020,450

CONVERTIBLE PREFERRED STOCKS (1.2%)(a)

	Shares	Value

Bowstreet Inc. Series A1, zero % cv. pfd. (acquired 11/23/04, cost
$81,935) (Private) (RES) (NON)(F)	133,946	$81,935
Bowstreet Inc. Series A2 (acquired 10/25/00, cost $5,959,992) (Private)
(RES)(NON)(F)	258,397	153,953
Capella Education Co., Inc. Series G, zero % cv. pfd. (acquired 2/14/02,
cost $2,500,003) (Private) (RES)(NON)(F)	224,820	4,303,063
CiDRA Corp. Ser. D, $7.70 cv. pfd. (acquired various dates from 1/28/04
to 6/29/05, cost $3,255,851) (Private) (RES)(NON)(F)	44,729	916,050
CiDRA Corp. red. pfd. (acquired 1/28/04, cost $548,140) (Private)
(RES)(NON)(F)	6,776	154,222
CommVault Systems zero % cv. pfd. (acquired various dates from 1/30/02
to 9/04/03, cost $4,749,999) (Private) (RES)(NON)(F)	1,517,087	5,704,247
Hyperchip, Inc. Ser. C, 8.00% cv. pfd. (acquired 9/05/00, cost $9,352,464)
(Private) (RES)(NON)(F)	10,627,800	2,684

MarketSoft Software Corp. Ser. D, zero % cv. pfd. (acquired various dates
from 12/07/00 to 8/12/04, cost $8,247,554) (Private) (RES)(NON)(F)	1,354,608	1,517,161
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired 6/26/00, cost
$2,477,534) (Private) (RES)(NON)(F)	878,186	87,819

Total convertible preferred stocks (cost $37,173,472)		$12,921,134

TOTAL INVESTMENTS
Total investments (cost $1,070,670,171) (b)		$1,110,941,584

Putnam OTC & Emerging Growth Fund
WRITTEN OPTIONS OUTSTANDING at 10/31/05 (premiums received $39,585) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value
Cephalon, Inc. (Call)	$15,530	Nov 05/ 48.27	$9,087
Medimmune, Inc. (Put)	16,969	Nov 05/ 29.07	3,491
Walter Industries, Inc. (Put)	24,142	Nov 05/ 39.99	12,205

Total			$24,783

NOTES

(a) Percentages indicated are based on net assets of $1,111,739,084.

(b) The aggregate identified cost on a tax basis is $1,071,538,844, resulting in gross unrealized appreciation and depreciation of $122,013,581 and $82,610,841, respectively, or net unrealized appreciation of $39,402,740.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2005 was $12,931,965 or 1.2% of net assets.

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $87,346 for the period ended October 31, 2005. During the period ended October 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $111,957,804 and $153,918,304, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At October 31, 2005, liquid assets totaling $1,466,223 have been designated as collateral for open written options.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, incuding certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: December 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: December 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: December 29, 2005